Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - Pension plan [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of plan assets [line items]
Plan assets	$ 7,691	$ 7,758
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	636	750
Debt securities	3,732	3,460
Investment funds	1,807	1,782
Hedge funds	10	435
Infrastructure and private equity	507	356
Cash and cash equivalents and other	216	188
Other	733	979
Plan assets	$ 6,908	$ 6,971
Percentage of Canadian equity securities	9.00%	11.00%
Percentage of debt securities	54.00%	49.00%
Percentage of investment funds	26.00%	27.00%
Percentage of hedge funds	0.00%	6.00%
Percentage of infrastructure and private equity	7.00%	5.00%
Percentage of cash and cash equivalents and other	4.00%	2.00%
Percentage of other	11.00%	13.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,636	$ 2,249
Percentage of debt securities	38.00%	32.00%
Canada plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,027	$ 865
Percentage of debt securities	15.00%	12.00%
Canada plan [member] | Inflation adjusted bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 69	$ 346
Percentage of debt securities	1.00%	5.00%
Canada plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 23	$ 27
Percentage of investment funds	0.00%	1.00%
Canada plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 342	$ 293
Percentage of investment funds	5.00%	4.00%
Canada plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 25	$ 26
Percentage of investment funds	0.00%	1.00%
Canada plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,077	$ 1,033
Percentage of investment funds	16.00%	15.00%
Canada plan [member] | Emerging markets equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 247	$ 257
Percentage of investment funds	4.00%	4.00%
Canada plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 93	$ 146
Percentage of investment funds	1.00%	2.00%